CONSOLIDATED STATEMENTS OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income/(loss) before income taxes	₺ (1,604,907)	₺ 109,053	₺ (6,916,737)
Adjustments to reconcile income/(loss) before income taxes to cash flows from operating activities:	9,232,046	9,351,857	6,739,363
Interest and commission expenses	7,319,535	4,625,821	2,716,324
Depreciation and amortization	2,048,138	1,695,200	1,219,844
Interest income on time deposits	(1,729,070)	(727,747)	(478,523)
Interest income on credit sales	(1,373,524)	(537,512)	(298,737)
Interest income on financial investments	(1,676)	(1,709)
Provision for unused vacation liability	41,712	113,671	58,190
Provision for personnel bonus	448,108	338,100	303,747
Provision for settlement of legal proceedings			667,683
Provision for Competition Authority investigation		(182,768)	(13,796)
Provision for Turkish Capital Markets Board fee		34,691	56,488
Provision for legal cases	18,211	26,860	32,214
Provision for license fee	180,023
Provision for doubtful receivables	258,535	70,812	46,321
Provision for loan receivables	160,138
Provision for impairment of trade goods, net	(17,610)	50,290	(25,144)
Provision for post-employment benefits	69,756	83,226	9,616
Share-based payment expense	179,945	153,622	361,846
Fair value (gains)/losses of financial investments	(127,621)	(342,921)	108,258
Contribution income for settlement		(175,882)
Net foreign exchange differences	(515,346)	(412,612)	(3,388,338)
Monetary losses on non-operating activities	2,530,500	4,968,065	5,769,777
Monetary gains on provisions	(257,708)	(427,350)	(406,407)
Changes in net working capital
Change in trade payables and payables to merchants	(226,349)	1,507,389	(1,872,343)
Change in inventories	(354,311)	(1,695,855)	2,613,464
Change in trade and loan receivables	(2,058,653)	(2,091,589)	(678,481)
Change in contract liabilities and merchant advances	(149,683)	419,829	662,330
Change in contract assets	(12,347)	4,128	(7,785)
Change in other liabilities	415,684	422,874	306,649
Change in other assets and receivables	825,903	106,786	492,319
Change in due from related parties	(1,302)	(9,171)	4,450
Change in due to related parties	6,244	(12,407)	(60,465)
Post-employment benefits paid	(35,363)	(29,923)	(11,676)
Payments for concluded litigation	(69,354)	(569,984)	(65,963)
Payments for personnel bonus	(272,718)	(253,671)	(177,964)
Payments for unused vacation liabilities	(8,861)	(16,222)	(6,666)
Collections of doubtful receivables	11,650	3,448
Net cash provided by operating activities	5,697,678	7,246,542	1,020,495
Investing activities:
Purchases of property and equipment and intangible assets	(2,010,546)	(1,665,725)	(2,011,315)
Proceeds from sale of property and equipment	14,788	10,913	1,186
Purchases of financial investments	(6,428,347)	(7,323,109)	(3,738,316)
Proceeds from sale of financial investment	6,147,437	4,948,695	7,601,145
Cash outflows due to acquisition of subsidiary			(10,942)
Interest received on time deposits	1,728,887	741,307	466,550
Interest received on credit sales	1,442,488	864,826	298,737
Net cash provided by/ (used in) investing activities	894,707	(2,423,093)	2,607,045
Financing activities:
Proceeds from borrowings	5,223,438	833,554	2,247,402
Repayment of borrowings	(3,791,221)	(548,283)	(2,779,430)
Interest and commission paid	(6,826,806)	(4,579,850)	(2,497,753)
Lease payments	(471,348)	(443,929)	(477,816)
Acquisition of treasury shares		(69,335)
Net cash used in financing activities	(5,865,937)	(4,807,843)	(3,507,597)
Net increase in cash and cash equivalents	726,448	15,606	119,943
Cash and cash equivalents at beginning of the year	7,939,626	12,512,914	14,899,379
Effects of exchange rate changes on cash and cash equivalents	49,919	251,829	2,320,620
Effects of inflation on cash and cash equivalents	(1,967,204)	(4,840,723)	(4,827,028)
Cash and cash equivalents at end of the year	₺ 6,748,789	₺ 7,939,626	₺ 12,512,914